Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 4,230	$ (2,907)	$ 7,870	$ 6,702	$ 7,052	$ (142)
Effective income tax rate			29.80%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Effective income tax rate reconciliation, tax credit, research, amount					1,031	936
Deferred tax assets, operating loss carryforwards					3,731	494
Deferred tax asset, in-process research and development					3,985	$ 2,413
Increase in unrecognized tax benefits is reasonably possible					0
Decrease in unrecognized tax benefits is reasonably possible					$ 0
Operating Loss Carry Forwards Expiration Year					2036
State and Local Tax Jurisdiction, Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 8,200
State and Local Tax Jurisdiction, Other | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount					400
Federal Tax Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount					100
Foreign Tax Jurisdiction, Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					12,900
Effective income tax rate reconciliation, tax credit, research, amount					200
Deferred tax assets disallowed interest carryforward					8,400
Deferred tax assets, operating loss carryforwards					1,400
Deferred tax asset, in-process research and development					$ 200